Pensions and Other Post-employment Benefits - Defined Contribution Pension Plan - Net Earnings and OCI (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
DB Pension Plans
Disclosure of defined benefit plans [line items]
Current service cost	$ 0	$ 1
Past service cost	3	0
Interest cost	0	1
Benefit cost	3	2
Actuarial (gain) loss – experience	0	2
Actuarial (gain) loss – financial assumptions	9	(4)
Return on plan assets greater than discount rate	(16)	0
Remeasurement effects recognized in OCI	(7)	(2)
OPEB Plans
Disclosure of defined benefit plans [line items]
Current service cost	10	11
Past service cost	(29)	0
Interest cost	7	8
Benefit cost	(12)	19
Actuarial (gain) loss – experience	(1)	(13)
Actuarial (gain) loss – financial assumptions	20	(45)
Return on plan assets greater than discount rate	0	0
Remeasurement effects recognized in OCI	$ 19	$ (58)